Quarterly Results of Operations - Summary of Company's Unaudited Consolidated Results of Operations on Quarterly Basis (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Total revenues	$ 413,713	$ 402,839	$ 489,167	$ 595,964	$ 314,529	$ 171,004	$ 149,073	$ 150,889	$ 152,841	$ 783,661	$ 910,493	$ 1,802,499	$ 623,807	$ 373,851
Total expenses	467,171	382,604	374,856	359,049	266,744	176,033	141,621	150,902	149,344	805,651	625,793	1,383,253	617,900	381,123
Other gains (losses)	1,532	(13,330)	6,507	1,656	(1,261)	(50,032)	3,123	788	4,763	(971)	395	(6,428)	(41,358)	1,139
Income (loss) before income taxes	(51,926)	6,905	120,818	238,571	46,524	(55,061)	10,575	775	8,260	(22,961)	285,095	412,818	(35,451)	(6,133)
Income tax expense (benefit)	(38,997)	(2,892)	48,129	95,339	18,775	(20,953)	4,164	347	3,125	(27,409)	114,114	159,351	(13,317)	60,264
Net income (loss)	$ (12,929)	$ 9,797	$ 72,689	$ 143,232	$ 27,749	$ (34,108)	$ 6,411	$ 428	$ 5,135	$ 4,448	$ 170,981	$ 253,467	$ (22,134)	$ (66,397)
Basic earnings (loss) per common and common equivalent share	$ (0.34)	$ 0.26	$ 1.93	$ 3.82	$ 0.74	$ (0.98)	$ 0.22	$ 0.01	$ 0.17	$ 0.12	$ 4.56	$ 6.75	$ (0.73)	$ (2.41)
Diluted earnings (loss) per common and common equivalent share	$ (0.34)	$ 0.26	$ 1.90	$ 3.75	$ 0.73	$ (0.98)	$ 0.21	$ 0.01	$ 0.17	$ 0.12	$ 4.47	$ 6.63	$ (0.73)	$ (2.41)